LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	April 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.1%
Entertainment - 0.4%
Sciplay Corp., Class A Shares	3,505	$36,978	*

Interactive Media & Services - 1.3%
Eventbrite Inc., Class A Shares	2,834	25,846	*
Travelzoo	2,050	11,419	*
TripAdvisor Inc.	3,435	68,597
TrueCar Inc.	12,756	32,655	*

Total Interactive Media & Services		138,517

Media - 1.4%
AMC Networks Inc., Class A Shares	2,019	48,153	*
MSG Networks Inc., Class A Shares	3,074	36,519	*
National CineMedia Inc.	9,462	31,225
Tribune Publishing Co.	3,862	33,097

Total Media		148,994

TOTAL COMMUNICATION SERVICES		324,489

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Superior Industries International Inc.	24,760	34,911

Diversified Consumer Services - 1.3%
American Public Education Inc.	1,473	37,959	*
Collectors Universe Inc.	1,316	28,912
Houghton Mifflin Harcourt Co.	9,743	15,589	*
K12 Inc.	2,236	50,780	*

Total Diversified Consumer Services		133,240

Hotels, Restaurants & Leisure - 1.0%
Cheesecake Factory Inc.	1,865	41,571
Hilton Grand Vacations Inc.	2,025	41,715	*
Ruth’s Hospitality Group Inc.	2,420	27,237

Total Hotels, Restaurants & Leisure		110,523

Household Durables - 2.3%
Ethan Allen Interiors Inc.	3,641	41,180
iRobot Corp.	1,008	61,448	*
La-Z-Boy Inc.	1,953	45,798
Meritage Homes Corp.	952	50,037	*
Sonos Inc.	3,783	38,662	*

Total Household Durables		237,125

Internet & Direct Marketing Retail - 1.2%
PetMed Express Inc.	1,362	53,894

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	1

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - (continued)
Revolve Group Inc.	2,336	$25,673	*
Shutterstock Inc.	1,293	49,134

Total Internet & Direct Marketing Retail		128,701

Leisure Products - 0.3%
Malibu Boats Inc., Class A Shares	1,044	35,893	*

Multiline Retail - 0.4%
Dillard’s Inc., Class A Shares	1,305	38,471

Specialty Retail - 3.9%
American Eagle Outfitters Inc.	6,243	49,632
Buckle Inc.	2,911	44,567
Michaels Cos. Inc.	16,355	49,719	*
Rent-A-Center Inc.	2,644	52,629
Sally Beauty Holdings Inc.	4,298	41,734	*
Shoe Carnival Inc.	1,409	33,281
Sleep Number Corp.	947	28,315	*
Urban Outfitters Inc.	3,377	58,557	*
Winmark Corp.	115	17,250
Zumiez Inc.	1,742	36,826	*

Total Specialty Retail		412,510

Textiles, Apparel & Luxury Goods - 0.6%
Culp Inc.	4,039	28,717
Kontoor Brands Inc.	1,619	31,425

Total Textiles, Apparel & Luxury Goods		60,142

TOTAL CONSUMER DISCRETIONARY		1,191,516

CONSUMER STAPLES - 3.0%
Beverages - 0.6%
National Beverage Corp.	1,137	57,112	*

Food Products - 0.4%
Seneca Foods Corp., Class A Shares	1,176	42,313	*

Household Products - 0.3%
Oil-Dri Corp. of America	929	34,735

Personal Products - 1.1%
BellRing Brands Inc., Class A Shares	2,124	37,234	*
Lifevantage Corp.	1,832	28,396	*
USANA Health Sciences Inc.	584	52,104	*

Total Personal Products		117,734

Tobacco - 0.6%
Vector Group Ltd.	5,799	62,049

TOTAL CONSUMER STAPLES		313,943

See Notes to Schedule of Investments.

2	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
ENERGY - 8.2%
Energy Equipment & Services - 4.2%
Cactus Inc., Class A Shares	2,744	$48,788
Era Group Inc.	4,380	22,426	*
ION Geophysical Corp.	12,181	24,606	*
Liberty Oilfield Services Inc., Class A Shares	13,375	63,130
Matrix Service Co.	3,168	33,074	*
NexTier Oilfield Solutions Inc.	21,211	49,209	*
Patterson-UTI Energy Inc.	25,615	94,519
Select Energy Services Inc., Class A Shares	11,349	54,475	*
Smart Sand Inc.	24,406	20,257	*
Solaris Oilfield Infrastructure Inc., Class A Shares	4,744	32,449

Total Energy Equipment & Services		442,933

Oil, Gas & Consumable Fuels - 4.0%
Arch Coal Inc., Class A Shares	1,481	43,231
Bonanza Creek Energy Inc.	3,566	62,262	*
CONSOL Energy Inc.	9,541	72,416	*
CVR Energy Inc.	3,814	90,964
Falcon Minerals Corp.	17,749	43,396
NACCO Industries Inc., Class A Shares	966	33,955
Peabody Energy Corp.	21,466	72,770

Total Oil, Gas & Consumable Fuels		418,994

TOTAL ENERGY		861,927

FINANCIALS - 19.9%
Banks - 9.1%
Associated Banc-Corp.	5,007	70,799
Boston Private Financial Holdings Inc.	5,814	44,187
Cathay General Bancorp	2,481	69,270
Eagle Bancorp Inc.	1,416	49,673
Financial Institutions Inc.	1,760	34,056
First Internet Bancorp	1,332	20,913
Hancock Whitney Corp.	2,785	58,234
HBT Financial Inc.	3,348	39,004
Home BancShares Inc.	4,136	63,405
IBERIABANK Corp.	1,524	63,185
Metrocity Bankshares Inc.	2,554	27,034
MVB Financial Corp.	1,606	22,050
Old Second Bancorp Inc.	3,463	28,501
Parke Bancorp Inc.	1,748	24,629
PCB Bancorp	2,453	23,009
Preferred Bank	915	34,907

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	3

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
RBB Bancorp	2,327	$30,065
Sterling Bancorp	4,795	59,122
Texas Capital Bancshares Inc.	1,713	47,587	*
Umpqua Holdings Corp.	6,257	78,369
Wintrust Financial Corp.	1,480	62,012

Total Banks		950,011

Capital Markets - 4.8%
Artisan Partners Asset Management Inc., Class A Shares	2,500	73,600
Brightsphere Investment Group Inc.	6,728	49,854
Cohen & Steers Inc.	1,060	61,204
Diamond Hill Investment Group Inc.	348	38,127
Evercore Inc., Class A Shares	1,155	59,598
Federated Hermes Inc.	2,463	56,083
Moelis & Co., Class A Shares	2,431	72,614
Safeguard Scientifics Inc.	3,402	24,120
Waddell & Reed Financial Inc., Class A Shares	4,581	66,654

Total Capital Markets		501,854

Consumer Finance - 1.8%
Atlanticus Holdings Corp.	2,194	35,323	*
Curo Group Holdings Corp.	7,444	69,378
Elevate Credit Inc.	17,627	32,963	*
Enova International Inc.	3,229	51,793	*

Total Consumer Finance		189,457

Insurance - 1.9%
American National Insurance Co.	856	68,908
Employers Holdings Inc.	1,324	40,210
Hallmark Financial Services Inc.	3,713	16,040	*
Investors Title Co.	238	31,868
National Western Life Group Inc., Class A Shares	238	45,870

Total Insurance		202,896

Thrifts & Mortgage Finance - 2.3%
Axos Financial Inc.	2,281	52,577	*
Flagstar Bancorp Inc.	1,519	39,357
Merchants Bancorp	2,068	31,847
Mr. Cooper Group Inc.	7,171	68,698	*
NMI Holdings Inc., Class A Shares	1,822	24,634	*
Sterling Bancorp Inc.	7,068	25,516

Total Thrifts & Mortgage Finance		242,629

TOTAL FINANCIALS		2,086,847

See Notes to Schedule of Investments.

4	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
HEALTH CARE - 17.0%
Biotechnology - 4.1%
Akcea Therapeutics Inc.	2,142	$36,543	*
Alector Inc.	1,178	29,120	*
Anika Therapeutics Inc.	783	26,019	*
Arena Pharmaceuticals Inc.	981	48,040	*
BioSpecifics Technologies Corp.	406	23,105	*
Catalyst Pharmaceuticals Inc.	4,553	21,581	*
Eagle Pharmaceuticals Inc.	758	38,643	*
Enanta Pharmaceuticals Inc.	644	29,862	*
Ironwood Pharmaceuticals Inc.	1,865	18,650	*
Lexicon Pharmaceuticals Inc.	10,189	19,257	*
Myriad Genetics Inc.	2,870	44,370	*
Puma Biotechnology Inc.	1,848	18,572	*
Scholar Rock Holding Corp.	1,255	20,620	*
Vanda Pharmaceuticals Inc.	2,912	33,488	*
Voyager Therapeutics Inc.	1,738	18,788	*

Total Biotechnology		426,658

Health Care Equipment & Supplies - 7.0%
AngioDynamics Inc.	3,254	33,939	*
Atrion Corp.	47	29,696
CryoLife Inc.	1,134	25,322	*
Electromed Inc.	1,489	20,831	*
FONAR Corp.	1,404	27,378	*
Heska Corp.	277	19,612	*
Inogen Inc.	741	37,050	*
iRadimed Corp.	800	17,408	*
Lantheus Holdings Inc.	2,150	28,058	*
LeMaitre Vascular Inc.	1,029	29,316
Meridian Bioscience Inc.	5,120	61,440	*
Merit Medical Systems Inc.	1,121	45,759	*
Mesa Laboratories Inc.	122	29,036
Natus Medical Inc.	1,289	32,212	*
NuVasive Inc.	823	50,104	*
OraSure Technologies Inc.	4,890	77,947	*
Orthofix Medical Inc.	1,021	36,194	*
Surmodics Inc.	753	28,689	*
Tactile Systems Technology Inc.	480	24,778	*
Utah Medical Products Inc.	295	24,485
Varex Imaging Corp.	2,300	60,099	*

Total Health Care Equipment & Supplies		739,353

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	5

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.5%
Magellan Health Inc.	1,035	$62,856	*
MEDNAX Inc.	3,958	57,470	*
National HealthCare Corp.	650	44,440
National Research Corp.	639	32,966
Premier Inc., Class A Shares	1,856	61,545	*

Total Health Care Providers & Services		259,277

Health Care Technology - 0.3%
NextGen Healthcare Inc.	3,231	34,087	*

Pharmaceuticals - 3.1%
ANI Pharmaceuticals Inc.	703	28,127	*
Corcept Therapeutics Inc.	3,240	41,018	*
Innoviva Inc.	3,330	47,220	*
Lannett Co. Inc.	4,984	47,547	*
Osmotica Pharmaceuticals PLC	6,184	24,736	*
Pacira BioSciences Inc.	874	36,088	*
Phibro Animal Health Corp., Class A Shares	1,565	41,801
Supernus Pharmaceuticals Inc.	2,479	58,009	*

Total Pharmaceuticals		324,546

TOTAL HEALTH CARE		1,783,921

INDUSTRIALS - 17.4%
Air Freight & Logistics - 1.3%
Echo Global Logistics Inc.	2,550	44,702	*
Hub Group Inc. , Class A Shares	1,195	57,491	*
Radiant Logistics Inc.	7,926	33,923	*

Total Air Freight & Logistics		136,116

Building Products - 1.6%
Builders FirstSource Inc.	2,937	53,894	*
Insteel Industries Inc.	2,067	36,317
Patrick Industries Inc.	1,221	50,329
Quanex Building Products Corp.	2,546	31,749

Total Building Products		172,289

Commercial Services & Supplies - 3.5%
ACCO Brands Corp.	6,987	51,704
Deluxe Corp.	1,920	54,086
Ennis Inc.	2,152	40,049
Healthcare Services Group Inc.	2,173	55,390
Herman Miller Inc.	1,999	45,057
HNI Corp.	1,853	45,102

See Notes to Schedule of Investments.

6	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Kimball International Inc., Class B Shares	2,743	$33,657
Steelcase Inc., Class A Shares	4,252	46,559

Total Commercial Services & Supplies		371,604

Construction & Engineering - 1.6%
Arcosa Inc.	1,345	50,128
Comfort Systems USA Inc.	1,174	39,094
Great Lakes Dredge & Dock Corp.	4,192	37,058	*
HC2 Holdings Inc.	15,596	41,953	*

Total Construction & Engineering		168,233

Electrical Equipment - 0.7%
Encore Wire Corp.	923	42,255
Powell Industries Inc.	1,299	32,956

Total Electrical Equipment		75,211

Machinery - 1.9%
Commercial Vehicle Group Inc.	9,391	22,726	*
Lydall Inc.	3,538	39,626	*
Mueller Industries Inc.	2,151	55,711
Omega Flex Inc.	401	36,130
Wabash National Corp.	4,988	40,901

Total Machinery		195,094

Professional Services - 3.0%
Barrett Business Services Inc.	745	36,445
Heidrick & Struggles International Inc.	1,709	38,350
Kelly Services Inc., Class A Shares	3,768	58,216
Kforce Inc.	1,397	41,840
Korn Ferry	1,700	49,011
Resources Connection Inc.	3,393	36,916
TrueBlue Inc.	3,363	52,227	*

Total Professional Services		313,005

Road & Rail - 0.9%
ArcBest Corp.	2,549	51,923
Universal Logistics Holdings Inc.	2,835	39,492

Total Road & Rail		91,415

Trading Companies & Distributors - 2.9%
BMC Stock Holdings Inc.	2,392	50,830	*
GMS Inc.	2,349	43,175	*
H&E Equipment Services Inc.	2,463	40,048
MRC Global Inc.	10,845	58,129	*
NOW Inc.	6,879	42,444	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	7

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
WESCO International Inc.	2,040	$52,775	*
Willis Lease Finance Corp.	716	14,327	*

Total Trading Companies & Distributors		301,728

TOTAL INDUSTRIALS		1,824,695

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.4%
Communications Systems Inc.	3,734	21,247
Comtech Telecommunications Corp.	1,824	33,762
NetScout Systems Inc.	2,210	58,521	*
PC-Tel Inc.	4,494	30,694	*

Total Communications Equipment		144,224

Electronic Equipment, Instruments & Components - 4.1%
Insight Enterprises Inc.	1,221	66,288	*
PC Connection Inc.	1,245	57,208
Plexus Corp.	769	48,209	*
Sanmina Corp.	2,499	69,297	*
ScanSource Inc.	2,195	56,894	*
TTM Technologies Inc.	4,475	51,865	*
Vishay Intertechnology Inc.	3,505	58,148
Vishay Precision Group Inc.	1,223	28,276	*

Total Electronic Equipment, Instruments & Components		436,185

IT Services - 2.1%
Cass Information Systems Inc.	860	34,495
CSG Systems International Inc.	1,073	52,126
Hackett Group Inc.	2,198	32,596
NIC Inc.	2,293	55,559
Sykes Enterprises	1,471	42,115	*

Total IT Services		216,891

Semiconductors & Semiconductor Equipment - 2.8%
Diodes Inc.	1,098	55,877	*
Ichor Holdings Ltd.	1,260	31,374	*
NVE Corp.	566	32,132
Power Integrations Inc.	506	51,789
SMART Global Holdings Inc.	1,551	39,225	*
Synaptics Inc.	675	44,138	*
Ultra Clean Holdings Inc.	2,082	38,288	*

Total Semiconductors & Semiconductor Equipment		292,823

Software - 1.9%
Cerence Inc.	2,153	45,557	*
CommVault Systems Inc.	1,026	43,800	*

See Notes to Schedule of Investments.

8	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	SHARES	VALUE
Software - (continued)
GlobalSCAPE Inc.	2,374	$22,126
Intelligent Systems Corp.	498	16,703	*
Progress Software Corp.	1,286	52,610
Telenav Inc.	4,092	19,110	*

Total Software		199,906

Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp.	2,975	61,047	*
Super Micro Computer Inc.	2,086	47,769	*

Total Technology Hardware, Storage & Peripherals		108,816

TOTAL INFORMATION TECHNOLOGY		1,398,845

MATERIALS - 5.5%
Chemicals - 2.0%
Advanced Emissions Solutions Inc.	4,170	30,983
FutureFuel Corp.	4,656	48,329
PolyOne Corp.	2,659	61,928
Trinseo SA	3,492	71,412

Total Chemicals		212,652

Containers & Packaging - 0.3%
Myers Industries Inc.	2,820	34,855

Metals & Mining - 2.6%
Commercial Metals Co.	3,931	62,660
Haynes International Inc.	1,578	34,874
Materion Corp.	1,008	52,154
Warrior Met Coal Inc.	5,562	69,803
Worthington Industries Inc.	2,062	54,519

Total Metals & Mining		274,010

Paper & Forest Products - 0.6%
Boise Cascade Co.	1,864	58,288

TOTAL MATERIALS		579,805

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Marcus & Millichap Inc.	1,331	38,666	*

UTILITIES - 0.7%
Electric Utilities - 0.7%
Genie Energy Ltd., Class B Shares	4,911	38,699
Spark Energy Inc., Class A Shares	4,178	30,165

TOTAL UTILITIES		68,864

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,789,061)		10,473,518

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	9

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $22,382)	0.159%	22,382	$22,382

TOTAL INVESTMENTS - 100.0% (Cost - $12,811,443)			10,495,900
Liabilities in Excess of Other Assets - (0.0)%			(1,747)

TOTAL NET ASSETS - 100.0%			$10,494,153

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in

11

Notes to Schedule of Investments (unaudited) (continued)

open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

12

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$10,473,518	—	—	$10,473,518
Short-Term Investments†	22,382	—	—	22,382

Total Investments	$10,495,900	—	—	$10,495,900

†	See Schedule of Investments for additional detailed categorizations.

13